Financial Instruments (Details 3) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Financial Instruments [Abstract]
Current assets	₪ 105	$ 30	₪ 98
Non-current assets	381	110	516
Current liabilities	(21)	(6)	(47)
Non-current liabilities	(22)	$ (6)	(50)
Fair value of financial derivatives	₪ 443		₪ 517